UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.6%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$3,800	$4,330,974
Birmingham Airport Authority, RB (AGM), 5.50%, 7/01/40	5,800	6,476,222
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,725,873
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,800	2,630,348
		15,163,417
Alaska — 0.7%
Alaska Housing Finance Corp, RB, Series A, 4.25%, 12/01/40 (a)	310	310,000
Alaska Housing Finance Corp, RB, Series A, 4.13%, 12/01/37 (a)	1,390	1,386,734
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,212,652
		2,909,386
Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,500	1,690,320
5.25%, 10/01/28	250	284,128
		1,974,448
California — 23.1%
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	712,106
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, First Lien, Series A (AMBAC), 5.00%, 7/01/36 (b)	10,100	13,654,190
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,750,556
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM) (c):
—%, 8/01/13 (d)	7,450	7,221,881
5.41%, 8/01/36	4,200	1,136,436
Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1 (b):
6.75%, 6/01/39	14,500	15,428,580
6.63%, 6/01/40	6,500	6,908,135
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33 (b)	16,745	17,800,772
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (c):
5.15%, 8/01/31	13,575	5,168,546

Municipal Bonds	Par (000)	Value
California (concluded)
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (c) (concluded):
5.16%, 8/01/32	$14,150	$5,076,737
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	2,500	2,776,050
San Diego Unified School District California, GO, CAB (c):
Election of 2008, Series C, 6.84%, 7/01/38	2,000	525,540
Series R-1, 5.07%, 7/01/30	5,995	2,534,506
San Diego Unified School District California, GO, Refunding, CAB, Series R-1, 5.08%, 7/01/31 (c)	1,400	559,538
San Joaquin Hills Transportation Corridor Agency California, Refunding RB, CAB, Series A (NPFGC), 5.51%, 1/15/31 (c)	30,000	10,067,700
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,350	2,541,149
State of California, GO, Various Purpose, 5.00%, 4/01/42	1,000	1,075,530
State of California, GO, Various Purpose, 5.00%, 10/01/41	1,100	1,180,487
		96,118,439
Colorado — 0.3%
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	960	1,078,954
District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.75%, 5/15/40	9,500	9,680,500
Florida — 15.9%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,552,124
Broward County Water & Sewer Utility, RB, Series A, 5.25%, 10/01/34	6,750	7,813,057
City of Jacksonville, Refunding RB, Series A, 5.00%, 10/01/30	320	359,533
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,475	3,742,540
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.25%, 10/01/38 (c)	25,520	5,735,365
Miami International Airport, Series A, 5.50%, 10/01/41	5,000	5,632,450
Series A, 5.50%, 10/01/36	5,000	5,669,250
Water & Sewer System (AGM), 5.00%, 10/01/39	10,100	11,094,446
County of Miami-Dade Florida, Refunding RB (AGM), 5.00%, 7/01/35	1,300	1,397,136

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3, 5.45%, 7/01/33	$3,800	$4,083,936
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,809,342
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	6,090	6,967,873
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	325,182
School Board of Miami-Dade County Florida, COP, Series A, The, 4.00%, 8/01/29 (a)	1,560	1,532,154
South Florida Water Management District, COP (AMBAC), 5.00%, 10/01/36	1,000	1,055,250
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	2,000	2,281,660
		66,051,298
Georgia — 2.7%
Burke County Development Authority, RB, Oglethorpe Power, Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,349,637
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	7,500	9,153,225
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System Series D (AGM), 5.50%, 7/01/41	800	885,304
		11,388,166
Hawaii — 1.3%
Hawaii State Harbor, RB, Series A, 5.25%, 7/01/35	5,000	5,605,150
Illinois — 1.5%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	2,590	2,960,577
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	350	426,520
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	600	664,584
Chicago Transit Authority, RB, 5.25%, 12/01/36	650	731,750
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	814,711
State of Illinois, GO:
5.00%, 3/01/36	390	415,370

Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, GO (concluded):
5.00%, 3/01/37	$155	$164,700
		6,178,212
Indiana — 2.0%
Indiana Finance Authority Wastewater Utility, Refunding RB, First Lien, CWA Authority, Series A, 5.25%, 10/01/38	1,100	1,244,606
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	450	477,545
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,453,110
		8,175,261
Iowa — 1.3%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,000	5,606,950
Kentucky — 0.4%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,712,220
Louisiana — 3.2%
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A, 6.00%, 1/01/39	1,300	1,486,251
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,750	1,822,170
Parish of St. Charles Louisiana Gulf Opportunity Zone, RB, Valero Project, Series 2010, 4.00%, 12/01/40 (a)(e)	1,720	1,759,870
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	7,500	8,255,025
		13,323,316
Michigan — 2.4%
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,410,880
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	465	507,906
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	1,100	1,283,865
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,273,380
Series I-A, 5.38%, 10/15/41	800	904,600
Series II-A, 5.38%, 10/15/36	1,500	1,705,035
		10,085,666

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi — 0.2%
Medical Center Educational Building Corporation, RB, University of Mississippi Medical Center Facilities Expansion & Renovation Project, Series A, 5.00%, 6/01/41	$800	$884,864
Nebraska — 2.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	5,820	6,150,518
Nebraska Investment Finance Authority, Refunding RB, Series A:
5.90%, 9/01/36	2,450	2,799,713
6.05%, 9/01/41	1,445	1,535,702
		10,485,933
Nevada — 1.1%
County of Clark Nevada, RB, Las Vegas- McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	4,100	4,522,464
New Jersey — 1.4%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	3,000	3,476,580
Series B, 5.25%, 6/15/36	1,990	2,262,789
		5,739,369
New York — 1.1%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	886,524
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,250,866
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,546,168
		4,683,558
North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,875	2,998,481
Ohio — 0.9%
County of Allen Ohio, Refunding RB, Catholic HealthCare Partners, Series A, 5.00%, 5/01/42	2,875	3,074,324
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	750,147
		3,824,471
Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor, License Fund, 6.00%, 12/01/36	625	760,050

Municipal Bonds	Par (000)	Value
Puerto Rico — 2.8%
Puerto Rico Electric Power Authority, Refunding RB, Series A, 5.00%, 7/01/42	$1,570	$1,586,045
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	5,300	6,199,569
5.50%, 8/01/42	3,450	3,701,436
		11,487,050
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,625	3,002,606
South Carolina — 1.4%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	307,918
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,540,700
		5,848,618
Tennessee — 3.4%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM) (c):
5.88%, 1/01/23	8,910	4,889,095
5.90%, 1/01/24	8,500	4,388,805
5.91%, 1/01/25	6,850	3,330,744
Memphis Center City Revenue Finance Corp., RB, Sub-Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	1,240	1,433,229
		14,041,873
Texas — 24.4%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/34	4,165	4,666,174
City of San Antonio Texas, Refunding RB (NPFGC):
5.13%, 5/15/29	9,250	9,900,460
5.13%, 5/15/34	10,000	10,727,300
Comal ISD, GO, School Building (PSF- GTD), 5.00%, 2/01/36	2,500	2,765,700
Coppell ISD Texas, GO, Refunding, CAB (PSF-GTD), 5.64%, 8/15/30 (c)	10,030	5,390,523
County of Harris Texas, Refunding RB, Senior Lien, Toll Road (AGM), 5.00%, 8/15/30	1,910	1,924,058
County of Harris Texas, GO (NPFGC) (c):
5.58%, 8/15/25	7,485	5,171,911
5.61%, 8/15/28	10,915	6,535,575
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (c):
CAB, Junior Lien, Series H, 5.94%, 11/15/38	5,785	1,121,075

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (c) (concluded):
CAB, Junior Lien, Series H, 5.96%, 11/15/39	$6,160	$1,121,921
Third Lien, Series A-3, 5.97%, 11/15/38	16,890	3,273,113
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,366,625
North Texas Tollway Authority, Refunding RB, First Tier, System (NPFGC), 5.75%, 1/01/40	23,050	25,572,592
North Texas Tollway Authority, Refunding RB, First Tier, System, First Tier, Series A, 6.00%, 1/01/28	625	724,506
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	19,500	19,501,560
		101,763,093
Washington — 2.8%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series C (AMBAC), 5.13%, 7/01/33 (b)	3,655	3,669,912
County of King Washington, Refunding RB (AGM), 5.00%, 1/01/36	2,200	2,427,084
Washington Health Care Facilities Authority, RB:
MultiCare Health Care, Series C (AGC), 5.50%, 8/15/43	4,000	4,319,760
Providence Health & Services, Series A, 5.00%, 10/01/39	500	538,540
Providence Health & Services, Series A, 5.25%, 10/01/39	675	742,176
		11,697,472
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,500	1,649,610
Froedtert & Community Health, 5.25%, 4/01/39	2,500	2,735,125
		4,384,735
Total Municipal Bonds – 105.9%		441,176,020

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 1.9%
Phoenix Arizona Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,506,141

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Arizona (concluded)
Phoenix Civic Improvement Corp., RB, Sub-Civic Plaza Expansion Project, Series A, 5.00%, 7/01/37	$4,490	$4,769,323
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,500	1,653,945
		7,929,409
California — 10.3%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33	3,379	3,658,379
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	8,000	8,999,760
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	8,215,950
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	5,000	5,547,450
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	519,609
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,870	5,352,763
University of California, RB, Series C (NPFGC), 4.75%, 5/15/37	10,000	10,431,900
		42,725,811
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,080	1,332,742
Florida — 4.9%
City of Tallahassee Florida, RB (NPFGC):
5.00%, 10/01/32	3,000	3,215,550
5.00%, 10/01/37	5,000	5,354,250
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,999	3,367,935
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36 (e)	1,800	1,907,532
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	6,000	6,541,320
		20,386,587
Hawaii — 2.6%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33 (b)	10,000	10,964,400
Illinois — 11.2%
City of Chicago Illinois, RB:
Project, Series A (AGC), 5.00%, 1/01/38	8,310	8,747,355
Sale Tax Revenue, Series A, 5.00%, 1/01/41	3,870	4,269,423

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	$2,400	$2,734,704
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	4,499	4,937,609
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.00%, 12/15/28	24,010	24,318,048
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,400	1,565,997
		46,573,136
Massachusetts — 3.4%
Massachusetts School Building Authority, Sales Tax RB, Series A (AGM), 5.00%, 8/15/30	12,987	14,361,722
Michigan — 1.9%
Michigan Finance Authority, RB, Trinity Health, 5.00%, 12/01/39	7,300	7,926,340
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	4,197	4,855,309
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,024	2,479,732
		7,335,041
New York — 4.4%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	4,494	5,223,471
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,822,773
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	5,124,105
		18,170,349
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	620	696,595
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Refunding RB, Series C, 5.25%, 8/01/40	2,500	5,620,512
South Carolina — 0.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	600	688,992

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Texas — 2.9%
North East ISD Texas, GO, School Building (PSF-GTD):
5.13%, 6/15/29	$9,500	$10,246,534
Series A, 5.00%, 8/01/37	1,500	1,675,260
		11,921,794
Utah — 1.3%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,545,150
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	450,560
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,494	3,947,178
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 49.6%		206,576,318
Total Long-Term Investments (Cost – $593,335,467) – 155.5%		647,752,338

Short-Term Securities
New York — 0.4%
City of New York New York, GO, VRDN, Sub-Series A-6 (AGM, Dexia Credit Local SBPA), 0.35%, 6/01/12 (e)	1,700	1,700,000

Money Market — 0.9%	Shares
FFI Institutional Tax-Exempt Fund, 0.04% (g)(h)	3,632,537	3,632,537
Total Short-Term Securities (Cost – $5,332,537) – 1.3%		5,332,537
Total Investments (Cost - $598,668,004*) – 156.8%		653,084,875
Other Assets Less Liabilities – 0.4%		1,920,641
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (24.3)%		(101,303,115)
VMTP Shares, at Liquidation Value – (32.9)%		(137,200,000)
Net Assets Applicable to Common Shares – 100.0%		$416,502,401

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$497,396,262
Gross unrealized appreciation	$56,750,199
Gross unrealized depreciation	(2,300,676)
Net unrealized appreciation	$54,449,523

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch Pierce	$310,000	$2,542
Merrill Lynch Pierce	$1,386,734	$23,616
BNY/Suntrust Capital	$1,759,870	$39,870
JPMorgan Securities	$1,532,154	$28,392

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
FFI Institutional Tax-Exempt Fund	5,821,237	(2,188,700)	3,632,537	$1,332

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
120	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$(16,072,500)	$(140,853)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$647,752,338	—	$647,752,338
Short-Term Securities	$3,632,537	1,700,000	—	5,332,537
Total	$3,632,537	$649,452,338	—	$653,084,875

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	6

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]

Liabilities:
Interest rate contracts	$(140,853)	—	—	$(140,853)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$311,000	—	—	$311,000
Liabilities:
TOB trust certificates	—	$(101,239,090)	—	(101,239,090)
VMTP Shares	—	(137,200,000)	—	(137,200,000)
Total	$311,000	$(238,439,690)	—	$(238,128,090)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: July 25, 2012